Exploration Expense (Tables)	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Exploration Expense
Three months ended March 31,
	2018	2017 (Restated – note 12)
BMSC	$1,992	$2,710
Timok – Upper Zone	4,620	7,325
Timok – Lower Zone	940	2,914
Other properties	604	194
	$8,156	$13,143